Document And Entity Information	Nov. 16, 2021
Document Information [Line Items]
Entity, Registrant Name	Insteel Industries, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 16, 2021
Entity, File Number	1-9929
Entity, Incorporation, State or Country Code	NC
Entity, Tax Identification Number	56-0674867
Entity, Address, Address Line One	1373 Boggs Drive
Entity, Address, City or Town	Mount Airy
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	27030
City Area Code	336
Local Phone Number	786-2141
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IIIN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000764401